Profit before income tax expense (Tables)	12 Months Ended
Dec. 31, 2017
Profit before income tax expense [abstract]
Profit before income tax expense
	For the year ended 31 December
	2017	2016	2015

Total interest expense on borrowing	10,225,069	7,267,490	8,716,074
Less: amounts capitalized in property, plant and equipment	476,065	449,964	770,340

Interest expenses charged in consolidated statement of comprehensive income	9,749,004	6,817,526	7,945,734

Auditors' remuneration-audit services	64,160	43,610	41,640
Operating leases charge	364,756	331,496	313,723
Fuel	92,737,304	56,617,542	59,242,367
Depreciation of property, plant and equipment	20,180,830	14,815,620	14,411,632
Amortization of land use rights	341,125	225,707	213,206
Amortization of other non-current assets	113,878	121,388	92,775

Impairment loss of property, plant and equipment (Note 7)	1,046,195	1,063,735	1,047,641
Impairment loss of land use rights (Note 11)	108,590	51,981	-
Impairment loss of investment in an associate	-	-	178,131
Impairment loss of mining rights	-	-	760,296
Impairment loss of goodwill	-	-	1,105,649
Impairment loss of other non-current assets	5,008	-	-
Recognition/(reversal) of provision for
doubtful accounts	27,682	89,498	(3,392)
(Reversal)/recognition of provision for inventory obsolescence	(263)	(256)	1,828

Net loss on disposals of non-current assets	616,456	590,049	438,321
Government grants	(421,912)	(396,467)	(696,735)
Gain on a bargain purchase	-	(129,921)	-

Included in other investment income
-Gains on disposal of available-for-sale financial asset (Note 10)	(1,479,732)	(932,738)	-
-Dividends on available-for-sale financial assets	(124,918)	(103,037)	(97,696)
-Gains on disposal of subsidiaries*	(52,330)	-	-

Included in (gain)/loss on fair value changes of financial assets/liabilities
-Contingent consideration of the business combination (Note 40)	(859,547)	-	-
-Loss on fair value changes of trading derivatives	2,761	12,986	16,762